10 Property, plant and equipment (Tables)	12 Months Ended
Dec. 31, 2020
Property, plant and equipment [abstract]
Schedule of detailed information about property, plant and equipment
	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Cost
At 1 January 2018	252	2,112	342	3,669	–	6,375
Additions	4	106	40	353	–	503
Disposal	(5)	(229)	–	(401)	–	(635)
Exchange differences	2	24	1	30	–	57
At 31 December 2018	253	2,013	383	3,651	–	6,300
Adoption of IFRS 16 Leases	–	–	–	–	395	395
Additions	4	137	23	223	822	1,209
Effect of modification to lease terms	–	–	–	–	(82)	(82)
Exchange differences	(9)	(112)	(3)	(136)	(11)	(271)
At 31 December 2019	248	2,038	403	3,738	1,124	7,551
Additions	-	58	16	135		209
Effect of modification to lease terms					(678)	(678)
Disposal	(202)	(2,184)	(185)	(2,323)	(316)	(5,210)
Exchange differences	7	92	2	112	58	271
At 31 December 2020	53	4	236	1,662	188	2,143

	Fixtures and fittings £’000	Leasehold improvements £’000	Computer equipment £’000	Laboratory equipment £’000	Right of use asset £’000	Total £’000
Accumulated depreciation
At 1 January 2018	196	1,238	192	2,220	–	3,846
Charge for the year	43	403	72	499	–	1,016
Disposals	–	(175)	(3)	(421)	–	(599)
Exchange differences	2	19	4	28	–	53
At 31 December 2018	241	1,485	265	2,326	–	4,317
Charge for the year	2	400	70	507	303	1,282
Exchange differences	(8)	(91)	(3)	(93)	(7)	(202)
At 31 December 2019	235	1,794	332	2,740	296	5,397
Charge for the year	9	310	50	720	118	1,207
Disposals	(202)	(2,183)	(185)	(2,300)	(316)	(5,186)
Exchange differences	7	81	2	79	14	183
At 31 December 2020	49	2	199	1,239	112	1,601
Net book value
At 31 December 2020	4	2	37	423	76	542
At 31 December 2019	13	244	71	998	828	2,154
At 31 December 2018	12	528	118	1,325	–	1,983